TRADE RECEIVABLES - AGING ANALYSIS OF OUTSTANDING TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 4,419,925	¥ 3,782,381
Within 1 year [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	3,655,942	2,773,713
Over 1 year but within 2 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	762,258	653,062
Over 2 years but within 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	1,725	306,410
Over 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 0	¥ 49,196